TRADE AND OTHER RECEIVABLES - By debtor (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables
Trade receivables	Rp 9,301	Rp 9,222
Third parties
Trade and other receivables
Trade receivables	7,287	7,358
Related parties
Trade and other receivables
Trade receivables	2,014	1,864
Gross or Cost
Trade and other receivables
Trade receivables	14,844	13,553
Gross or Cost | Third parties
Trade and other receivables
Trade receivables	11,469	10,806
Gross or Cost | Individual and business subscribers | Third parties
Trade and other receivables
Trade receivables	10,674	9,289
Gross or Cost | Overseas international carriers | Third parties
Trade and other receivables
Trade receivables	795	1,517
Gross or Cost | Related parties
Trade and other receivables
Trade receivables	3,375	2,747
Gross or Cost | State-owned enterprises
Trade and other receivables
Trade receivables	1,495	721
Gross or Cost | Government agencies
Trade and other receivables
Trade receivables	672	519
Gross or Cost | Indonusa
Trade and other receivables
Trade receivables	522	465
Gross or Cost | PT Indosat Tbk (“Indosat”)
Trade and other receivables
Trade receivables	219	372
Gross or Cost | Other related entities
Trade and other receivables
Trade receivables	467	670
Provision for impairment
Trade and other receivables
Trade receivables	(5,543)	(4,331)	Rp (2,990)
Provision for impairment | Third parties
Trade and other receivables
Trade receivables	(4,182)	(3,448)
Provision for impairment | Related parties
Trade and other receivables
Trade receivables	Rp (1,361)	Rp (883)